Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.9%
Tesla, Inc.(a)(b)	65,326	$11,483,657

Broadline Retail(b) — 3.8%
Amazon.com, Inc.	172,497	31,115,009
MercadoLibre, Inc.(a)	11,344	17,151,674

		48,266,683

Capital Markets — 0.5%
S&P Global, Inc.	14,365	6,111,589

Communications Equipment — 1.4%
Arista Networks, Inc.(b)	33,716	9,776,966
Astranis, Series D(b)(c)	321,116	2,999,223
Motorola Solutions, Inc.	15,039	5,338,544

		18,114,733

Diversified Consumer Services(b)(c)(d) — 0.9%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	11,559,620
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)	997	—

		11,559,620

Entertainment — 2.1%
Nintendo Co., Ltd.	138,600	7,562,655
Spotify Technology SA(b)	48,954	12,918,961
Take-Two Interactive Software, Inc.(b)	44,084	6,546,033

		27,027,649

Financial Services — 4.1%
Mastercard, Inc., Class A	57,758	27,814,520
Visa, Inc., Class A	68,838	19,211,309
Wise PLC, Class A(b)	499,198	5,835,304

		52,861,133

Ground Transportation — 1.1%
Uber Technologies, Inc.(b)	180,416	13,890,228

Interactive Media & Services — 3.9%
Alphabet, Inc., Class A(b)	83,650	12,625,294
Meta Platforms, Inc., Class A	74,072	35,967,882
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(b)(c)(d)	59,524	1,628,577

		50,221,753

IT Services — 3.0%
Accenture PLC, Class A	13,852	4,801,242
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(b)(c)(d)	94,117	4,127,030
Farmer’s Business Network, Inc.(b)(c)	203,366	734,151
Klarna Holdings AB, Ordinary Shares, (Acquired 08/07/19, Cost: $7,971,978)(b)(c)(d)	26,430	8,522,095
MongoDB, Inc., Class A(b)	36,979	13,262,148
Shopify, Inc., Class A(b)(e)	90,253	6,964,824

		38,411,490

Professional Services — 1.4%
Equifax, Inc.	24,807	6,636,369
RELX PLC	245,395	10,582,764

		17,219,133

Semiconductors & Semiconductor Equipment — 29.8%
Advanced Micro Devices, Inc.(b)(f)	138,766	25,045,875
ARM Holdings PLC, ADR(b)(e)	98,126	12,264,769
ASM International NV	23,667	14,493,722
ASML Holding NV(e)	36,870	35,744,027
Broadcom, Inc.(a)	32,247	42,740,496

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(b)	468,185	$9,920,840
Lam Research Corp.	18,864	18,327,696
Marvell Technology, Inc.	131,129	9,294,424
Micron Technology, Inc.	225,495	26,583,606
Monolithic Power Systems, Inc.(a)	13,811	9,355,848
NVIDIA Corp.(a)(f)	166,588	150,522,253
QUALCOMM, Inc.	43,893	7,431,085
SOITEC(b)	28,320	2,924,466
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,978	12,105,457
Wolfspeed, Inc.(a)(b)	155,035	4,573,532

		381,328,096

Software — 24.2%
Adobe, Inc.(b)	12,650	6,383,190
Autodesk, Inc.(b)	33,451	8,711,309
Cadence Design Systems, Inc.(a)(b)	122,787	38,221,137
Constellation Software, Inc./Canada	3,971	10,846,923
Crowdstrike Holdings, Inc., Class A(b)	41,679	13,361,871
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(b)(c)(d)	59,997	4,878,356
Datadog., Inc., Class A(b)	46,741	5,777,188
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(b)(c)(d)	38,789	179,205
Intuit, Inc.	27,355	17,780,750
Microsoft Corp.(a)(f)	293,148	123,333,227
Nutanix, Inc., Class A(b)	90,421	5,580,784
Oracle Corp.(a)	105,656	13,271,450
Palo Alto Networks, Inc.(b)	18,270	5,191,055
Salesforce, Inc.	64,831	19,525,801
ServiceNow, Inc.(b)	20,645	15,739,748
SiteMinder Ltd.(b)	1,019,336	3,739,426
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(b)(c)(d)	66,422	506,136
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(b)(c)(d)	361,972	3,576,283
Teya Services Ltd., (Acquired 12/17/21, Cost: $24,999,987)(b)(c)(d)	12,871	5,835,711
Xero Ltd.(b)	76,718	6,661,379

		309,100,929

Specialty Retail — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $1,998,435)(b)(c)(d)	168,640	83,509

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.(a)	472,328	80,994,806
Quanta Computer, Inc.	681,000	5,963,496
Western Digital Corp.(b)	114,999	7,847,532

		94,805,834

Total Common Stocks — 84.5% (Cost: $505,658,316)		1,080,486,036

	Par (000)

Convertible Notes

Financial Services — 0.0%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 6.00%, 12/08/24(c)(d)	$80	1

Total Convertible Notes — 0.0% (Cost: $8,000,000)		1

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 16.4%(b)(c)

Chemicals — 0.6%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(d)	269,284	7,405,310

Consumer Staples Distribution & Retail — 1.2%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(d)	709,724	16,039,762

Diversified Consumer Services(d) — 1.0%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	8,755,131
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	3,853,207
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—

		12,608,338

Diversified Telecommunication Services — 0.3%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(d)	12,713	3,756,564

Financial Services(d)(g) — 1.0%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,872,920
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,872,919
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	6,512,255

		12,258,094

Interactive Media & Services(d) — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,857,834)	24,110	3,857,600
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	3,257,126

		7,114,726

IT Services(d) — 2.9%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	2,329,287
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	14,663,415
TRAX Ltd.
(Acquired 09/12/19, Cost: $4,000,013)	106,667	2,835,209
(Acquired 02/18/21, Cost: $1,999,989)	38,361	1,019,635
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	8,186,554
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	8,545,454

		37,579,554

Professional Services — 0.3%
Ant Group Co., Ltd., Series C	1,703,548	4,395,154

Semiconductors & Semiconductor Equipment — 2.9%
PsiQuantum Corp.(d)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	17,677,877
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	5,694,716
Rivos, Inc.
Series A1, (Acquired 12/03/21, Cost: $7,203,709)(d)	2,700,558	6,427,328

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rivos, Inc. (continued)
Series A2	2,464,862	$5,225,507
Series A3	1,027,026	2,177,295

		37,202,723

Software — 5.6%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)(d)	598,682	7,453,591
Canva Common Stock	9,375	9,999,948
Databricks, Inc.(d)
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	22,718,421
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	6,188,748
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)(d)	228,276	1,310,304
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)(d)	2,515,811	3,673,084
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)(d)	187,300	12,667,099
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)(d)	332,896	2,536,667
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)(d)	337,018	3,329,738
Unqork, Inc.(d)
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,633,075
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	348,908

		71,859,583

		210,219,808

Total Preferred Securities — 16.4% (Cost: $220,787,239)		210,219,808

Warrants

Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(c)	3,923	—

Total Warrants — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 100.9% (Cost: $734,445,555)		1,290,705,845

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(h)(i)(j)	11,374,056	11,378,606
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(h)(i)	464,243	464,243

Total Short-Term Securities — 0.9% (Cost: $11,843,986)		11,842,849

Total Investments Before Options Written — 101.8% (Cost: $746,289,541)		1,302,548,694

Options Written — (0.9)% (Premiums Received: $(14,389,111))		(11,816,502)

Total Investments, Net of Options Written — 100.9% (Cost: $731,900,430)		1,290,732,192

Liabilities in Excess of Other Assets — (0.9)%		(11,198,213)

Net Assets — 100.0%		$1,279,533,979

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $229,318,427, representing 17.9% of its net assets as of period end, and an original cost of $279,825,622.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$11,379,744	(a)	$—		$(1)	$(1,137)	$11,378,606	11,374,056	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	365,499	98,744	(a)	—		—	—	464,243	464,243	92,172		—
SL Liquidity Series, LLC, Money Market Series(b)	5,860,878	—		(5,861,147	)(a)	(226)	495	—	—	7,624	(c)	—

						$(227)	$(642)	$11,842,849		$99,796		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Amazon.com, Inc.	190	04/05/24	USD	180.00	USD	3,427	$(44,080)
Intuit, Inc.	64	04/05/24	USD	680.00	USD	4,160	(5,760)
MercadoLibre, Inc.	16	04/05/24	USD	1,750.00	USD	2,419	(3,040)
NVIDIA Corp.	178	04/05/24	USD	860.00	USD	16,083	(872,200)
Palo Alto Networks, Inc.	84	04/05/24	USD	330.00	USD	2,387	(2,814)
Qualcomm, Inc.	88	04/05/24	USD	160.00	USD	1,490	(83,820)
S&P Global, Inc.	22	04/05/24	USD	440.00	USD	936	(1,320)
ServiceNow, Inc.	27	04/05/24	USD	765.00	USD	2,058	(28,215)
Shopify, Inc., Class A	183	04/05/24	USD	85.00	USD	1,412	(2,013)
Take-Two Interactive Software, Inc.	97	04/05/24	USD	155.00	USD	1,440	(1,795)
Tesla, Inc.	104	04/05/24	USD	215.00	USD	1,828	(624)
Western Digital Corp.	129	04/05/24	USD	60.00	USD	880	(102,232)
Accenture PLC, Class A	35	04/12/24	USD	385.00	USD	1,213	(2,625)
Arista Networks, Inc.	110	04/12/24	USD	295.00	USD	3,190	(61,050)
Autodesk, Inc.	65	04/12/24	USD	265.00	USD	1,693	(18,038)
Broadcom, Inc.	40	04/12/24	USD	1,360.00	USD	5,302	(79,000)
Crowdstrike Holdings, Inc., Class A	81	04/12/24	USD	350.00	USD	2,597	(11,340)
Datadog Inc., Class A	27	04/12/24	USD	136.00	USD	334	(999)
Lam Research Corp.	45	04/12/24	USD	950.00	USD	4,372	(163,012)
Mastercard, Inc., Class A	89	04/12/24	USD	475.00	USD	4,286	(87,665)
NVIDIA Corp.	232	04/12/24	USD	900.00	USD	20,963	(748,780)
ServiceNow, Inc.	21	04/12/24	USD	785.00	USD	1,601	(17,430)
Spotify Technology SA	162	04/12/24	USD	280.00	USD	4,275	(30,132)
Tesla, Inc.	41	04/12/24	USD	200.00	USD	721	(3,834)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Visa, Inc., Class A	54	04/12/24	USD	285.00	USD	1,507	$(6,075)
Wolfspeed, Inc.	93	04/12/24	USD	31.00	USD	274	(10,463)
Adobe, Inc.	38	04/19/24	USD	575.00	USD	1,917	(1,881)
Adobe, Inc.	19	04/19/24	USD	530.00	USD	959	(7,838)
Alphabet, Inc., Class A	252	04/19/24	USD	150.00	USD	3,803	(100,800)
Amazon.com, Inc.	136	04/19/24	USD	170.00	USD	2,453	(157,420)
Amazon.com, Inc.	146	04/19/24	USD	182.50	USD	2,634	(45,260)
ARM Holdings PLC, ADR	250	04/19/24	USD	130.00	USD	3,125	(135,000)
Broadcom, Inc.	20	04/19/24	USD	1,400.00	USD	2,651	(31,500)
Cadence Design Systems, Inc.	252	04/19/24	USD	320.00	USD	7,844	(122,220)
Credo Technology Group Holding Ltd.	1,960	04/19/24	USD	22.55	USD	4,153	(117,120)
Crowdstrike Holdings, Inc., Class A	106	04/19/24	USD	340.00	USD	3,398	(48,760)
Equifax, Inc.	46	04/19/24	USD	260.00	USD	1,231	(57,730)
Intuit, Inc.	58	04/19/24	USD	670.00	USD	3,770	(43,210)
Marvell Technology, Inc.	169	04/19/24	USD	72.50	USD	1,198	(45,038)
Mastercard, Inc., Class A	86	04/19/24	USD	480.00	USD	4,142	(72,885)
MercadoLibre, Inc.	15	04/19/24	USD	1,670.00	USD	2,268	(6,150)
Meta Platforms, Inc., Class A	78	04/19/24	USD	475.00	USD	3,788	(155,805)
MongoDB, Inc., Class A	67	04/19/24	USD	410.00	USD	2,403	(11,022)
Monolithic Power Systems, Inc.	15	04/19/24	USD	740.00	USD	1,016	(12,750)
Nutanix, Inc., Class A	99	04/19/24	USD	65.00	USD	611	(10,643)
NVIDIA Corp.	232	04/19/24	USD	900.00	USD	20,963	(952,940)
Oracle Corp.	112	04/19/24	USD	130.00	USD	1,407	(8,176)
Palo Alto Networks, Inc.	36	04/19/24	USD	310.00	USD	1,023	(5,940)
Qualcomm, Inc.	85	04/19/24	USD	160.00	USD	1,439	(91,375)
S&P Global, Inc.	14	04/19/24	USD	440.00	USD	596	(3,115)
Salesforce, Inc.	90	04/19/24	USD	320.00	USD	2,711	(12,870)
ServiceNow, Inc.	44	04/19/24	USD	770.00	USD	3,355	(82,500)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44	04/19/24	USD	115.00	USD	599	(95,920)
Take-Two Interactive Software, Inc.	11	04/19/24	USD	150.00	USD	163	(3,190)
Tesla, Inc.	52	04/19/24	USD	205.00	USD	914	(10,062)
Uber Technologies, Inc.	479	04/19/24	USD	72.50	USD	3,688	(259,857)
Visa, Inc., Class A	76	04/19/24	USD	280.00	USD	2,121	(28,880)
Visa, Inc., Class A	8	04/19/24	USD	292.50	USD	223	(340)
Wolfspeed, Inc.	591	04/19/24	USD	30.00	USD	1,743	(113,767)
Accenture PLC, Class A	27	04/26/24	USD	390.00	USD	936	(1,485)
Advanced Micro Devices, Inc.	240	04/26/24	USD	222.50	USD	4,332	(17,160)
Advanced Micro Devices, Inc.	195	04/26/24	USD	187.50	USD	3,520	(119,437)
Amazon.com, Inc.	55	04/26/24	USD	190.00	USD	992	(18,425)
Arista Networks, Inc.	43	04/26/24	USD	280.00	USD	1,247	(78,045)
Autodesk, Inc.	85	04/26/24	USD	265.00	USD	2,214	(45,900)
Datadog Inc., Class A	183	04/26/24	USD	130.00	USD	2,262	(54,442)
Meta Platforms, Inc., Class A	119	04/26/24	USD	545.00	USD	5,778	(95,497)
Meta Platforms, Inc., Class A	55	04/26/24	USD	520.00	USD	2,671	(76,450)
Micron Technology, Inc.	131	04/26/24	USD	99.00	USD	1,544	(253,157)
MongoDB, Inc., Class A	17	04/26/24	USD	440.00	USD	610	(1,496)
NVIDIA Corp.	107	04/26/24	USD	920.00	USD	9,668	(419,172)
Oracle Corp.	363	04/26/24	USD	131.00	USD	4,560	(32,489)
Salesforce, Inc.	55	04/26/24	USD	310.00	USD	1,656	(24,750)
Shopify, Inc., Class A	230	04/26/24	USD	82.00	USD	1,775	(43,125)
Spotify Technology SA	51	04/26/24	USD	280.00	USD	1,346	(51,000)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40	04/26/24	USD	152.50	USD	544	(6,580)
Take-Two Interactive Software, Inc.	90	04/26/24	USD	150.00	USD	1,336	(32,175)
Tesla, Inc.	109	04/26/24	USD	195.00	USD	1,916	(52,047)
Uber Technologies, Inc.	227	04/26/24	USD	80.00	USD	1,748	(38,931)
Visa, Inc., Class A	120	04/26/24	USD	280.00	USD	3,349	(72,900)
Amazon.com, Inc.	249	05/03/24	USD	190.00	USD	4,491	(112,050)
Broadcom, Inc.	20	05/03/24	USD	1,320.00	USD	2,651	(117,800)
Lam Research Corp.	39	05/03/24	USD	995.00	USD	3,789	(156,390)
Marvell Technology, Inc.	236	05/03/24	USD	72.00	USD	1,673	(87,320)
Mastercard, Inc., Class A	84	05/03/24	USD	485.00	USD	4,045	(100,170)
Meta Platforms, Inc., Class A	42	05/03/24	USD	560.00	USD	2,039	(32,130)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Micron Technology, Inc.	333	05/03/24	USD	119.00	USD	3,926	$(178,987)
MongoDB, Inc., Class A	35	05/03/24	USD	390.00	USD	1,255	(28,263)
Spotify Technology SA	105	05/03/24	USD	285.00	USD	2,771	(96,600)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138	05/03/24	USD	140.00	USD	1,877	(73,485)
Tesla, Inc.	118	05/03/24	USD	190.00	USD	2,074	(85,550)
Uber Technologies, Inc.	466	05/03/24	USD	82.00	USD	3,588	(87,375)
Visa, Inc., Class A	55	05/03/24	USD	290.00	USD	1,535	(18,480)
Western Digital Corp.	388	05/03/24	USD	65.00	USD	2,648	(197,880)
Wolfspeed, Inc.	13	05/03/24	USD	34.00	USD	38	(2,763)
Advanced Micro Devices, Inc.	160	05/10/24	USD	195.00	USD	2,888	(107,200)
Salesforce, Inc.	91	05/10/24	USD	310.00	USD	2,741	(60,515)
Advanced Micro Devices, Inc.	29	05/17/24	USD	185.00	USD	523	(34,438)
Alphabet, Inc., Class A	129	05/17/24	USD	155.00	USD	1,947	(71,272)
ARM Holdings PLC, ADR	276	05/17/24	USD	135.00	USD	3,450	(271,170)
Cadence Design Systems, Inc.	300	05/17/24	USD	325.00	USD	9,338	(283,500)
Credo Technology Group Holding Ltd.	152	05/17/24	USD	22.50	USD	322	(17,480)
Credo Technology Group Holding Ltd.	931	05/17/24	USD	25.00	USD	1,973	(30,258)
Equifax, Inc.	65	05/17/24	USD	260.00	USD	1,739	(113,425)
Marvell Technology, Inc.	185	05/17/24	USD	85.00	USD	1,311	(18,963)
MercadoLibre, Inc.	20	05/17/24	USD	1,600.00	USD	3,024	(110,900)
Meta Platforms, Inc., Class A	39	05/17/24	USD	500.00	USD	1,894	(103,155)
Micron Technology, Inc.	254	05/17/24	USD	95.00	USD	2,994	(603,250)
Micron Technology, Inc.	258	05/17/24	USD	115.00	USD	3,042	(216,720)
MongoDB, Inc., Class A	47	05/17/24	USD	390.00	USD	1,686	(57,105)
Motorola Solutions, Inc.	68	05/17/24	USD	343.00	USD	2,414	(133,230)
Nutanix, Inc., Class A	207	05/17/24	USD	67.50	USD	1,278	(32,085)
Palo Alto Networks, Inc.	10	05/17/24	USD	310.00	USD	284	(6,275)
Salesforce, Inc.	55	05/17/24	USD	310.00	USD	1,656	(43,037)
Micron Technology, Inc.	38	06/21/24	USD	120.00	USD	448	(32,395)

							$(10,496,599)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	22,000	04/02/24	AUD	5.57	AUD	124	$(1,484)
SiteMinder Ltd.	UBS AG	45,400	04/02/24	AUD	5.92	AUD	256	(103)
Wise PLC, Class A	UBS AG	18,500	04/02/24	GBP	8.57	GBP	171	(17,100)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	31,000	04/03/24	AUD	5.61	AUD	175	(1,696)
SOITEC	Morgan Stanley & Co. International PLC	5,700	04/03/24	EUR	147.44	EUR	546	—
Wise PLC, Class A	Goldman Sachs International	35,000	04/03/24	GBP	8.56	GBP	324	(32,976)
Quanta Computer, Inc.	JPMorgan Chase Bank N.A.	328,000	04/09/24	TWD	257.58	TWD	91,923	(234,973)
SiteMinder Ltd.	UBS AG	25,700	04/09/24	AUD	5.54	AUD	145	(2,680)
SOITEC	UBS AG	900	04/09/24	EUR	147.68	EUR	86	—
Nintendo Co., Ltd.	Citibank N.A.	7,200	04/16/24	JPY	8,720.70	JPY	59,472	(3,078)
SiteMinder Ltd.	UBS AG	25,700	04/16/24	AUD	5.54	AUD	145	(3,147)
SiteMinder Ltd.	UBS AG	25,700	04/23/24	AUD	5.54	AUD	145	(3,545)
SOITEC	UBS AG	5,000	04/23/24	EUR	138.60	EUR	479	(75)
SiteMinder Ltd.	Bank of America N.A.	53,600	04/24/24	AUD	5.90	AUD	302	(2,277)
SOITEC	Goldman Sachs International	4,400	04/24/24	EUR	136.99	EUR	421	(74)
Wise PLC, Class A	UBS AG	37,550	04/24/24	GBP	9.30	GBP	348	(20,636)
ASM International NV	Morgan Stanley & Co. International PLC	5,600	04/25/24	EUR	585.90	EUR	3,179	(88,420)
Wise PLC, Class A	Goldman Sachs International	35,000	04/25/24	GBP	8.93	GBP	324	(28,628)
ASML Holding NV	Morgan Stanley & Co. International PLC	16,500	04/30/24	EUR	927.41	EUR	14,827	(422,698)
Nintendo Co., Ltd.	UBS AG	55,200	04/30/24	JPY	8,417.71	JPY	455,952	(71,760)
SiteMinder Ltd.	Goldman Sachs International	31,000	04/30/24	AUD	5.48	AUD	175	(5,421)
SiteMinder Ltd.	UBS AG	22,000	04/30/24	AUD	5.54	AUD	124	(3,352)
SOITEC	Morgan Stanley & Co. International PLC	5,400	04/30/24	EUR	147.26	EUR	517	(71)
Xero Ltd.	UBS AG	20,300	04/30/24	AUD	142.15	AUD	2,705	(24,326)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Nutanix, Inc., Class A	Bank of America N.A.	10,000	05/01/24	USD	60.48	USD	617	$(37,529)
ASM International NV	Bank of America N.A.	5,600	05/02/24	EUR	580.61	EUR	3,179	(123,218)
Wise PLC, Class A	UBS AG	37,550	05/02/24	GBP	9.54	GBP	348	(17,754)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	26,000	05/07/24	AUD	5.33	AUD	146	(6,617)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	22,000	05/07/24	AUD	5.34	AUD	124	(5,495)
SOITEC	Goldman Sachs International	600	05/07/24	EUR	146.48	EUR	57	(10)
SOITEC	Morgan Stanley & Co. International PLC	400	05/07/24	EUR	138.74	EUR	38	(13)
Xero Ltd.	JPMorgan Chase Bank N.A.	14,600	05/07/24	AUD	133.35	AUD	1,945	(52,603)
SiteMinder Ltd.	UBS AG	53,600	05/10/24	AUD	5.89	AUD	302	(3,699)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	22,000	05/14/24	AUD	5.69	AUD	124	(2,777)
RELX PLC	Goldman Sachs International	110,400	05/16/24	GBP	34.74	GBP	3,772	(67,298)
SiteMinder Ltd.	UBS AG	22,000	05/21/24	AUD	5.85	AUD	124	(2,074)
Wise PLC, Class A	Bank of America N.A.	61,100	05/21/24	GBP	9.75	GBP	566	(27,454)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	53,000	05/28/24	AUD	5.85	AUD	298	(4,842)

								$(1,319,903)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$11,483,657	$—	$—	$11,483,657
Broadline Retail	48,266,683	—	—	48,266,683
Capital Markets	6,111,589	—	—	6,111,589
Communications Equipment	15,115,510	—	2,999,223	18,114,733
Diversified Consumer Services	—	—	11,559,620	11,559,620
Entertainment	19,464,994	7,562,655	—	27,027,649
Financial Services	47,025,829	5,835,304	—	52,861,133
Ground Transportation	13,890,228	—	—	13,890,228
Interactive Media & Services	48,593,176	—	1,628,577	50,221,753
IT Services	25,028,214	—	13,383,276	38,411,490
Professional Services	6,636,369	10,582,764	—	17,219,133
Semiconductors & Semiconductor Equipment	328,165,881	53,162,215	—	381,328,096

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

Software	$283,724,433	$10,400,805	$14,975,691	$309,100,929
Specialty Retail	—	—	83,509	83,509
Technology Hardware, Storage & Peripherals	88,842,338	5,963,496	—	94,805,834
Convertible Notes	—	—	1	1
Preferred Securities
Preferred Stocks	—	—	210,219,808	210,219,808
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,842,849	—	—	11,842,849

	$954,191,750	$93,507,239	$254,849,705	$1,302,548,694

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,246,249)	$(1,570,253)	$—	$(11,816,502)

(a)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Convertible	Preferred
	Stocks	Notes	Stocks	Warrants		Total

Assets
Opening balance, as of December 31, 2023	$46,135,347	$1	$212,114,583	$—	(c)	$258,249,931
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	—	—	—		—
Other3(a)	(4,480,331)	—	4,480,331	—		—
Accrued discounts/premiums	—	—	—	—		—
Net realized gain (loss)	—	—	1,473,842	—		1,473,842
Net change in unrealized appreciation (depreciation)(b)	(25,114)	—	(9,582,142)	—		(9,607,256)
Purchases	2,999,994	—	10,215,948	—		13,215,942
Sales	—	—	(8,482,754)	—		(8,482,754)

Closing balance, as of March 31, 2024	$44,629,896	$1	$210,219,808	$—	(c)	$254,849,705

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$(25,114)	$—	$(9,582,142)	$—	(c)	$(9,607,256)

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$44,629,896	Market	Revenue Multiple	2.00x - 22.00x	10.58x
			Volatility	70% - 80%	79
			Time to Exit	3.0 - 3.0 years	3.0 years
			Gross Profit Multiple	15.75x	—
			Terminal Growth Rate	5%	—
		Income	Discount	12%	—

Preferred Stock (b)	210,219,808	Market	Revenue Multiple	1.69x - 22.00x	12.94x
			Volatility	50% - 80%	66%
			Time to Exit	0.5 - 5.0 years	3.9 years

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Science and Technology Trust (BST)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Market Adjustment Multiple Gross Profit Multiple	1.10x-1.30x 6.75x	1.26x —

$254,849,704

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S&P	Standard & Poor’s

8